RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Offsetting of Derivative Instruments (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Derivative instrument assets
Gross Derivative Instruments	$ 197,000,000	$ 798,000,000
Amounts Available for Offset	(82,000,000)	(648,000,000)
Net Amounts	115,000,000	150,000,000
Derivative instrument liabilities
Gross Derivative Instruments	(196,000,000)	(964,000,000)
Amounts Available for Offset	82,000,000	648,000,000
Net Amounts	(114,000,000)	(316,000,000)
Cash collateral provided by the Company	58,000,000	143,000,000
Letters of credit provided by the Company	25,000,000	22,000,000
Cash collateral received by the Company	0	0
Letters of credit received by the Company	0	1,000,000
Credit Risk Related Contingent Features
Aggregate fair value of derivative instruments in a net liability position	4,000,000	6,000,000
Additional collateral required if credit-risk-related contingent features were triggered	4,000,000	6,000,000
Foreign exchange
Derivative instrument assets
Gross Derivative Instruments	76,000,000	18,000,000
Amounts Available for Offset	(5,000,000)	(18,000,000)
Net Amounts	71,000,000	0
Derivative instrument liabilities
Gross Derivative Instruments	(5,000,000)	(295,000,000)
Amounts Available for Offset	5,000,000	18,000,000
Net Amounts	0	(277,000,000)
Interest rate
Derivative instrument assets
Gross Derivative Instruments	3,000,000	12,000,000
Amounts Available for Offset	(1,000,000)	(4,000,000)
Net Amounts	2,000,000	8,000,000
Derivative instrument liabilities
Gross Derivative Instruments	(66,000,000)	(15,000,000)
Amounts Available for Offset	1,000,000	4,000,000
Net Amounts	(65,000,000)	(11,000,000)
Power | Commodities
Derivative instrument assets
Gross Derivative Instruments	118,000,000	768,000,000
Amounts Available for Offset	(76,000,000)	(626,000,000)
Net Amounts	42,000,000	142,000,000
Derivative instrument liabilities
Gross Derivative Instruments	(125,000,000)	(654,000,000)
Amounts Available for Offset	76,000,000	626,000,000
Net Amounts	$ (49,000,000)	$ (28,000,000)